Acquisitions (Details) - Schedule of components of the purchase price - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Denver Bodega, LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller	$ 1
Total purchase price	1
Cash	44,977
Accounts Receivable	2,676
Inventory	194,365
Total assets acquired	242,018
Accounts payable and accrued expenses	127,116
Notes payable	293,888
Total liabilities assumed	421,004
Net liabilities acquired	(178,986)
Denver Bodega, LLC [Member] | Excess Purchase Price [Member]
Asset Acquisition [Line Items]
Excess purchase price	178,987
Denver Bodega, LLC [Member] | Goodwill [Member]
Asset Acquisition [Line Items]
Excess purchase price	8,950
Denver Bodega, LLC [Member] | Trade Names & Trademarks [Member]
Asset Acquisition [Line Items]
Excess purchase price	8,949
Denver Bodega, LLC [Member] | Know-How and Intellectual Property [Member]
Asset Acquisition [Line Items]
Excess purchase price	107,392
Denver Bodega, LLC [Member] | Website [Member]
Asset Acquisition [Line Items]
Excess purchase price	8,949
Denver Bodega, LLC [Member] | Customer Relationships [Member]
Asset Acquisition [Line Items]
Excess purchase price	44,747
Plant Camp LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller		$ 300,000
Total purchase price		475,000
Cash		5,232
Accounts Receivable		7,645
Inventory		19,970
Total assets acquired		32,847
Accounts payable and accrued expenses		5,309
Total liabilities assumed		5,980
Net liabilities acquired		26,867
Excess purchase price	$ 178,987	504,998
Excess purchase price		504,998
Plant Camp LLC [Member] | Goodwill [Member]
Asset Acquisition [Line Items]
Excess purchase price		7,198
Plant Camp LLC [Member] | Trade Names & Trademarks [Member]
Asset Acquisition [Line Items]
Excess purchase price		100,000
Plant Camp LLC [Member] | Know-How and Intellectual Property [Member]
Asset Acquisition [Line Items]
Excess purchase price		316,500
Plant Camp LLC [Member] | Website [Member]
Asset Acquisition [Line Items]
Excess purchase price		51,300
Plant Camp LLC [Member] | Customer Relationships [Member]
Asset Acquisition [Line Items]
Excess purchase price		$ 30,000